Operating Expenses - Schedule of Information about Employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information of employees [Line Items]
Total	62	80	96
General and administrative
Disclosure of information of employees [Line Items]
Total	35	39	40
Research and development
Disclosure of information of employees [Line Items]
Total	27	41	56